LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Components of Lease Expense
The components of lease expense are as follows:

	Year Ended December 31,
	2024	2023	2022
Operating lease cost	$99	$88	$75
Finance lease cost - amortization of right-of-use assets	6	6	4
Short-term lease cost	42	41	39
Variable lease cost	21	22	21
Total lease cost	$168	$157	$139
Supplemental consolidated statements of cash flows information related to leases is as follows:

	Year Ended December 31,
	2024	2023	2022
Cash paid for amounts included in measurement of lease liabilities:
Operating cash outflows - payments on operating leases	$97	$88	$75
Financing cash outflows - payments on finance leases	7	7	5
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$135	$81	$186
Finance leases	5	5	15

Schedule of Supplemental Balance Sheet Information
Supplemental consolidated balance sheets information related to leases is as follows:

	Year Ended December 31,
	2024	2023
Finance leases:
Machinery and equipment	11	15
Property and equipment, net	$11	$15

Weighted-average remaining lease term:
Operating leases	4.4 years	4.9 years
Finance leases	2.1 years	2.1 years

Weighted-average discount rate:
Operating leases	5.7%	5.7%
Finance leases	5.1%	5.2%

Schedule of Operating Lease Maturity
The future undiscounted cash flows for each of the next five years and thereafter and reconciliation to the lease liabilities recognized on the consolidated balance sheets as of December 31, 2024 is as follows:

	Operating Leases	Finance Leases	Total
Year ending December 31:
2025	$92	$7	$99
2026	70	3	73
2027	52	1	53
2028	32	1	33
2029	18	—	18
Thereafter	35	—	35
Total lease payments	299	12	311
Less imputed interest	28	1	29
Total present value of lease liabilities	$271	$11	$282
Operating and finance leases - current	$84	$6	$90
Operating and finance leases - noncurrent	187	5	192
Total present value of lease liabilities	$271	$11	$282

Schedule of Finance Lease Maturity
The future undiscounted cash flows for each of the next five years and thereafter and reconciliation to the lease liabilities recognized on the consolidated balance sheets as of December 31, 2024 is as follows:

	Operating Leases	Finance Leases	Total
Year ending December 31:
2025	$92	$7	$99
2026	70	3	73
2027	52	1	53
2028	32	1	33
2029	18	—	18
Thereafter	35	—	35
Total lease payments	299	12	311
Less imputed interest	28	1	29
Total present value of lease liabilities	$271	$11	$282
Operating and finance leases - current	$84	$6	$90
Operating and finance leases - noncurrent	187	5	192
Total present value of lease liabilities	$271	$11	$282